Fair Value - narrative items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value - Other Details [Line Items]
Funds held directly managed investments carried at fair value	$ 300,445	$ 353,995
Fair Value Assets Level 2 To Level 1 Transfers Amount	0	0
Cash and cash equivalents	1,772,012	1,773,328	$ 1,577,097	$ 1,313,468
Accrued investment income	120,805	112,580
Corporate loans
Fair Value - Other Details [Line Items]
Investment in privately placed corporate loans	207,000
Mutual funds and exchange traded funds
Fair Value - Other Details [Line Items]
Payments to acquire investments	500,000
Funds held directly managed
Fair Value - Other Details [Line Items]
Cash and cash equivalents	74,000	76,000
Accrued investment income	3,000	4,000
Other net assets	47,000	77,000
Trading securities | Other invested assets
Fair Value - Other Details [Line Items]
Carrying amount of other invested assets not at fair value	$ 746,000	$ 632,000